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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     01/24/2000
---------------------               -------------                   -----------
(Signature)                         (City, State)                      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              42
                                            ---------------------
Form 13F Information Table Value Total:     $      101,467
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 1                     Name of  Reporting Manager: Eos Partners, L.P.

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             Item 1:               Item 2:          Item 3:              Item 4:          Item 5:
          Name of Issuer        Title of Class      CUSIP              Fair Market       Shares or
                                                    Number                Value          Principal
                                                                                           Amount

----------------------------------------------------------------------------------------------------
Apac Customer Service              Common        00185E106                  64,531         17,500
Aetna US Health Care               Common        00817Y108               3,284,999         80,000
Alliant Techsystems                Common        018804104               1,334,999         20,000
Allied Waste Industries            Common        019589308               2,912,499        200,000
American Express Co.               Common        025816109               3,982,968         72,500
Arch Wireless Inc.                 Common        039392105                  62,499        100,000
Aviall Inc                         Common        05366B102               1,427,624        282,000
BJ's Wholesale Club                Common        05548J106               5,053,987        131,700
Bank One Corp                      Common        06423A103                 732,499         20,000
Black Box Corp                     Common        091826107               1,932,499         40,000
Burlington Resources               Common        122014103               2,524,999         50,000
Cablevision Sys Corp               Common        12686C109               4,246,874         50,000
Cardinal Health Inc.               Common        14149Y108               5,728,437         57,500
CitiGroup Inc.                     Common        172967101               2,808,437         55,000
Devx Energy Inc.                   Common        25189P203               2,953,124        375,000
Ford Motor Co.                     Common        345370860               2,343,749        100,000
Gateway Inc.                       Common        367626108               1,798,999        100,000
General Motors Corp                Common        370442105               2,037,499         40,000
Goldman Sachs                      Common        38141G104               2,673,437         25,000
Home Depot                         Common        437076102                 913,749         20,000
Juniper Networks Inc               Common        48203R104               7,563,749         60,000
Laboratory Corp of America HoldingsCommon        50540R409                 880,000          5,000
Turkcell Iletisim Hizmet           Common        900111105                 700,000        100,000
Metlife Inc                        Common        59156R108               5,950,000        170,000
J.P. Morgan                        Common        616880100               3,310,000         20,000
Morgan Stanley                     Common        617446448               5,151,249         65,000
Quest Diagnostics Inc              Common        74834L100               5,325,000         37,500
Reader's Digest Assoc. Class A     Common        755267101               2,934,374         75,000
Reader's Digest Assoc. Class B     Common        755267200                 525,000         15,000
Resource America                   Common        761195205                 287,500         25,000
SBC Communications                 Common        78387G103               1,193,750         25,000
Sealed Air Corp                    Common        81211K100                 610,000         20,000
Stilwell Financial                 Common        860831106               2,579,212         65,400
Target Corp                        Common        87612E106               2,741,249         85,000
Tyco International                 Common        902124106               2,775,000         50,000
USA Networks                       Common        902984103               2,235,312        115,000
Verizon Comm.                      Common        92343V104               1,002,499         20,000
Viacom Inc.                        Common        925524100                 705,000         15,000
Vodafone Group                     Common        92857W100               1,611,561         45,000
Wal Mart Stores                    Common        931142103               1,195,311         22,500
Waste Management                   Common        94106L109               1,526,249         55,000
Rio Alto Exploration               Common        766892103               1,846,594         85,000
                                                                  -----------------
                                                                       101,467,017


Table continued...


                                                                                                      -----------------------------
                                                                                                             (SEC USE ONLY)
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             Item 1:                                      Item 6:                          Item 7:                Item 8:
          Name of Issuer                           Investment Discretion                   Managers       Voting Authority (Shares)
                                    ---------------------------------------------------- See Instr. V -----------------------------
                                                       (b) Shared-
                                        (a) Sole        As Defined        (c) Shared                   (a) Sole (b) Shared (c) None
                                                       in Instr. V          Other
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
Apac Customer Service                       17,500                                            1          17,500
Aetna US Health Care                        80,000                                            1          80,000
Alliant Techsystems                         20,000                                            1          20,000
Allied Waste Industries                    200,000                                            1         200,000
American Express Co.                        72,500                                            1          72,500
Arch Wireless Inc.                         100,000                                            1         100,000
Aviall Inc                                 282,000                                            1         282,000
BJ's Wholesale Club                        131,700                                            1         131,700
Bank One Corp                               20,000                                            1          20,000
Black Box Corp                              40,000                                            1          40,000
Burlington Resources                        50,000                                            1          50,000
Cablevision Sys Corp                        50,000                                            1          50,000
Cardinal Health Inc.                        57,500                                            1          57,500
CitiGroup Inc.                              55,000                                            1          55,000
Devx Energy Inc.                           375,000                                            1         375,000
Ford Motor Co.                             100,000                                            1         100,000
Gateway Inc.                               100,000                                            1         100,000
General Motors Corp                         40,000                                            1          40,000
Goldman Sachs                               25,000                                            1          25,000
Home Depot                                  20,000                                            1          20,000
Juniper Networks Inc                        60,000                                            1          60,000
Laboratory Corp of America Holdings          5,000                                            1           5,000
Turkcell Iletisim Hizmet                   100,000                                            1         100,000
Metlife Inc                                170,000                                            1         170,000
J.P. Morgan                                 20,000                                            1          20,000
Morgan Stanley                              65,000                                            1          65,000
Quest Diagnostics Inc                       37,500                                            1          37,500
Reader's Digest Assoc. Class A              75,000                                            1          75,000
Reader's Digest Assoc. Class B              15,000                                            1          15,000
Resource America                            25,000                                            1          25,000
SBC Communications                          25,000                                            1          25,000
Sealed Air Corp                             20,000                                            1          20,000
Stilwell Financial                          65,400                                            1          65,400
Target Corp                                 85,000                                            1          85,000
Tyco International                          50,000                                            1          50,000
USA Networks                               115,000                                            1         115,000
Verizon Comm.                               20,000                                            1          20,000
Viacom Inc.                                 15,000                                            1          15,000
Vodafone Group                              45,000                                            1          45,000
Wal Mart Stores                             22,500                                            1          22,500
Waste Management                            55,000                                            1          55,000
Rio Alto Exploration                        85,000                                            1          85,000
